Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended			12 Months Ended					9 Months Ended				0 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Sep. 06, 2013	Sep. 30, 2013 Employees		Sep. 30, 2012	Dec. 31, 2012 Employees		Dec. 31, 2011 Employees		Dec. 31, 2010	Sep. 30, 2013 Share Options [Member]	Sep. 30, 2013 Restricted Share Awards [Member]	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Oct. 02, 2013 Subsequent Events [Member]	Sep. 30, 2013 PRC Subsidiaries [Member]	Sep. 30, 2012 PRC Subsidiaries [Member]	Dec. 31, 2012 PRC Subsidiaries [Member]	Dec. 31, 2011 PRC Subsidiaries [Member]	Dec. 31, 2010 PRC Subsidiaries [Member]	Sep. 30, 2013 Hong Kong and Taiwan Subsidiaries [Member]	Sep. 30, 2012 Hong Kong and Taiwan Subsidiaries [Member]	Dec. 31, 2012 Hong Kong and Taiwan Subsidiaries [Member]	Dec. 31, 2011 Hong Kong and Taiwan Subsidiaries [Member]	Dec. 31, 2010 Hong Kong and Taiwan Subsidiaries [Member]	Sep. 30, 2013 PRC [Member]	Sep. 30, 2012 PRC [Member]	Dec. 31, 2012 PRC [Member]	Dec. 31, 2011 PRC [Member]	Dec. 31, 2010 PRC [Member]
Organization And Significant Accounting Policies [Line Items]
Number of employees		459			418		306
Reverse share split	2.5-for-1
Reverse share split, ratio	0.4
Initial public offering, ordinary shares issued														8,165,000
Initial public offering, price per share														$ 10.00
Initial public offering, additional shares issued														5,325,000
Initial public offering, shares sold by shareholders														2,840,000
Proceeds from issuance of ordinary shares														$ 46,900,000
Underwriting discounts and commissions														3,700,000
Other offering expenses														2,600,000
Ordinary shares issued upon conversion of Convertible Preferred Shares														16,163,598
Operating cash inflow, investment income					141,000
Minimum variable interest rate percentage of underlying assets		3.20%			4.60%
Maximum variable interest rate percentage of underlying assets		4.60%			4.80%
Change in fair value of short-term investments		344,000		63,000	141,000		0		0
Allowance for doubtful accounts		0		0	0		0		0
Estimated useful lives of property and equipment												3 years	5 years
Estimated useful lives of intangible assets												18 months	36 months
Impairments for long-lived assets		0		0	0		0		0
Impairments for intangible assets		0		0	0		0		0
Deferred revenue price downward adjustment		453,000		195,000	256,000				1,424,000
Percentage of deferred revenue price downward adjustment		0.60%		0.40%	0.30%				4.90%
Deferred revenue price upward adjustment							341,000
Percentage of deferred revenue price upward adjustment							0.70%
Product warranty period		1 year
Product warranty cost		128,000		37,000	255,000		75,000		211,000
Government funding deduction to expense		396,000		1,025,000	1,025,000		0		0
Government funding for research and development		3,893,000	[1]		3,055,000	[1]	3,273,000	[1]																	3,893,000		3,055,000	3,273,000
Number of ordinary shares authorized under equity award issuance plan		6,566,544			6,566,544
Expiry period from date of grant										10 years
Vesting period										4 years	4 years
Vesting percentage										25.00%	25.00%
Foreign exchange loss (gain)		320,000		(61,000)	126,000		495,000		269,000
Percentage of profit after-tax kept into general reserves, minimum		10.00%
Percentage of profit after-tax kept into general reserves to reach cumulative amount of registered capital		50.00%
Appropriations to statutory reserves for PRC					0		0																		0	0	130,000	610,000	0
Contributed funds under benefit plan															$ 2,327,000	$ 1,692,000	$ 2,339,000	$ 1,558,000	$ 1,111,000	$ 88,000	$ 0	$ 10,000	$ 0	$ 0

[1]	For the nine months ended September 30, 2012 and 2013, the Company recorded $1,025 (unaudited) and $396 (unaudited) government funding as a deduction to expense, respectively. The Company has not recorded any reduction to the carrying value of depreciable assets. As of December 31, 2012 and September 30, 2013, the Company has recorded an accrued liability for cash funding received from the PRC government of $3,055, and $3,893 (unaudited), respectively, because the government had not commenced its review of the research and development projects qualified for funding at the end of the respective periods.